Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance, net	kr 22,482	kr 21,062
Adjustment due to IFRS 9		288
Opening balance, adjusted	22,482	21,350
Recognized in net income (loss)	(2,116)	1,097
Recognized in other comprehensive income	1,423	285
Acquisitions/divestments of subsidiaries	145	(116)
Reclassiﬁcation	7,843	(289)
Translation difference	173	155
Closing balance, net	kr 29,950	kr 22,482